Investments in Securities (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Held-to-maturity securities, cost		¥ 1,954
Held-to-maturity securities, fair value		1,887
Held-to-maturity securities, unrecognized holding gains		16
Held-to-maturity securities, unrecognized holding losses		83
Held-to-maturity securities, due after 10 years, cost	1,954
Held-to-maturity securities, due after 10 years, fair value	1,887
Proceeds from sale of available-for-sale securities	22,102	18,275	73,782
Gross realized gains on sale of available-for-sale securities	5,474	3,756	797
Gross realized losses on sale of available-for-sale securities	965	88	11
Other-than-temporary impairment of available for sale securities	19,154	2,965	73,861
Available-for-sale securities, unrealized losses	4,348	900
Available-for-sale securities, fair value	316,560	383,904
Cost method investments, carrying amount	27,914	22,039
Write-down of investment	67	374	34
Collateralized Securities [Member]
Equity securities, book value	14,047	15,753
Held-to-Maturity Securities [Member]
Available-for-sale securities, unrealized losses		83
Available-for-sale securities, fair value		¥ 1,281